Property and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, Balance as of	€ 2,804
Property and equipment, Balance as of	2,663	€ 2,804
Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, Balance as of	6,982	7,284
Changes in the group of consolidated companies	(9)	23
Additions	485	725
Transfers	(4)	4
Reclassifications (to)/from "held for sale"	(61)	(17)
Disposals	484	1,092
Exchange rate changes	(166)	55
Property and equipment, Balance as of	6,743	6,982
Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, Balance as of	4,178	4,438
Changes in the group of consolidated companies	(9)	12
Transfers	(4)	30
Reclassifications (to)/from "held for sale"	0	(2)
Disposals	418	891
Exchange rate changes	(128)	52
Depreciation	441	445
Impairment losses	19	93
Reversals of impairment losses	(1)	0
Accumulated depreciation and impairment, Balance as of	4,080	4,178
Owner occupied properties [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, Balance as of	944
Property and equipment, Balance as of	809	944
Owner occupied properties [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, Balance as of	1,516	1,432
Changes in the group of consolidated companies	0	0
Additions	12	134
Transfers	18	35
Reclassifications (to)/from "held for sale"	(61)	(17)
Disposals	96	67
Exchange rate changes	(3)	(1)
Property and equipment, Balance as of	1,387	1,516
Owner occupied properties [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, Balance as of	572	464
Changes in the group of consolidated companies	0	0
Transfers	1	39
Reclassifications (to)/from "held for sale"	0	0
Disposals	44	46
Exchange rate changes	(1)	(2)
Depreciation	37	28
Impairment losses	15	87
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, Balance as of	579	572
Furniture and equipment [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, Balance as of	685
Property and equipment, Balance as of	673	685
Furniture and equipment [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, Balance as of	2,406	3,060
Changes in the group of consolidated companies	(8)	24
Additions	165	199
Transfers	75	(4)
Reclassifications (to)/from "held for sale"	0	0
Disposals	97	908
Exchange rate changes	(67)	34
Property and equipment, Balance as of	2,473	2,406
Furniture and equipment [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, Balance as of	1,720	2,257
Changes in the group of consolidated companies	(8)	19
Transfers	17	(14)
Reclassifications (to)/from "held for sale"	0	(1)
Disposals	90	803
Exchange rate changes	(54)	31
Depreciation	211	226
Impairment losses	3	6
Reversals of impairment losses	(1)	0
Accumulated depreciation and impairment, Balance as of	1,800	1,720
Leasehold improvements [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, Balance as of	934
Property and equipment, Balance as of	1,041	934
Leasehold improvements [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, Balance as of	2,820	2,662
Changes in the group of consolidated companies	(1)	(1)
Additions	117	111
Transfers	191	144
Reclassifications (to)/from "held for sale"	0	0
Disposals	291	117
Exchange rate changes	(92)	21
Property and equipment, Balance as of	2,743	2,820
Leasehold improvements [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, Balance as of	1,886	1,716
Changes in the group of consolidated companies	(1)	(6)
Transfers	(22)	6
Reclassifications (to)/from "held for sale"	0	(1)
Disposals	284	42
Exchange rate changes	(72)	23
Depreciation	193	191
Impairment losses	2	0
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, Balance as of	1,702	1,886
Construction-in-progress [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, Balance as of	240
Property and equipment, Balance as of	139	240
Construction-in-progress [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, Balance as of	240	130
Changes in the group of consolidated companies	0	0
Additions	191	281
Transfers	(288)	(171)
Reclassifications (to)/from "held for sale"	0	0
Disposals	0	0
Exchange rate changes	(4)	1
Property and equipment, Balance as of	139	240
Construction-in-progress [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, Balance as of	0	0
Changes in the group of consolidated companies	0	0
Transfers	0	0
Reclassifications (to)/from "held for sale"	0	0
Disposals	0	0
Exchange rate changes	0	0
Depreciation	0	0
Impairment losses	0	0
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, Balance as of	€ 0	€ 0